Schedule of changes in right-of-use assets (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Aug. 31, 2026	Feb. 28, 2026
Right-of-use assets, Beginning Balance	$ 120,140
Right-of-use assets, Additions	53,567	133,617
Right-of-use assets, Depreciation for the year	(29,326)	(13,477)
Right-of-use assets, Ending Balance	$ 144,381	$ 120,140